Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Company’s Option Activity

A summary of the status of options under the 2021 Shares Incentive Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at December 31, 2024	10,472,033	$4.93	6.23	179,030
Exercised	4,440,875	3.40
Forfeited	176,547	7.29
Outstanding at June 30, 2025	5,854,611	$6.02	6.36	58,459
Exercisable at June 30, 2025	3,940,323	$5.01	5.94	43,323

Schedule of Status of RSUs and PSUs under the 2021 Share Incentive Plan

A summary of the status of RSUs and PSUs under the 2021 Share Incentive Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Number of RSUs and PSUs	Weighted - average fair value
	(Unaudited)
Unvested at December 31, 2024	7,289,971	$7.99
Granted	1,452,642	22.73
Vested	1,839,952	8.19
Forfeited	519,065	8.52
Unvested at June 30, 2025	6,383,596	$11.24

Schedule of Total Equity-Based Compensation Expense	d.The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2025 and 2024, was comprised as follows:
	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Cost of revenues	$1,577	$1,093
Research and development	4,532	3,071
Sales and marketing	6,438	4,391
General and administrative	5,040	3,696
	$17,587	$12,251